CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares
Short-term bank borrowings	¥ 100,000,000	$ 14,084,705	¥ 160,000,000
Notes payable	167,282,688	23,561,274	316,832,113
Accounts payable	575,724,288	81,089,070	459,466,937
Income taxes payable	1,357,913	191,258	1,898,065
Advances from customers	19,304,488	2,718,980	24,931,897
Deferred revenue - current	41,755,097	5,881,082	37,539,733
Accrued expenses and other current liabilities	165,511,396	23,311,795	192,092,943
Deferred revenue-non-current	13,168,111	1,854,690	11,429,500
Deferred income tax liabilities	2,362,494	332,750	1,398,279
Operating lease liabilities	280,421	39,496	7,569,128
Other non-current liabilities	¥ 8,968,519	$ 1,263,189	¥ 13,441,382
Ordinary shares, authorized | shares	5,000,000,000	5,000,000,000
Class A Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, authorized | shares	4,900,000,000	4,900,000,000	4,900,000,000
Ordinary shares, issued | shares	138,575,010	138,575,010	137,719,542
Ordinary shares, outstanding | shares	138,575,010	138,575,010	137,719,542
Class B Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, authorized | shares	50,000,000	50,000,000	50,000,000
Ordinary shares, issued | shares	16,542,020	16,542,020	16,542,020
Ordinary shares, outstanding | shares	16,542,020	16,542,020	16,542,020
VIE
Short-term bank borrowings	¥ 100,000,000		¥ 160,000,000
Notes payable	167,282,688		316,832,113
Accounts payable	575,235,413		459,406,790
Income taxes payable	1,195,114		1,501,992
Advances from customers	16,399,926		23,522,149
Deferred revenue - current	41,755,097		37,539,733
Accrued expenses and other current liabilities	151,286,008		175,352,229
Deferred revenue-non-current	13,168,111		11,429,500
Deferred income tax liabilities	2,362,494		1,398,279
Operating lease liabilities	280,421		7,569,128
Other non-current liabilities	¥ 8,968,519		¥ 13,441,382